NOTE PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Note Payable
Note Payable, beginning of period	$ 1,800,000	$ 0
Issuance of note	150,000	1,800,000
Additional debt discount upon Note amendments	75,000
Amortization of debt discount		0
Change in value	0	0
Note payable, end of period	2,025,000	1,800,000
Discount [Member]
Note Payable
Note Payable, beginning of period	(743,282)	0
Issuance of note	(74,931)	(996,595)
Additional debt discount upon Note amendments	(224,681)
Amortization of debt discount	652,879	253,313
Change in value	0	0
Note payable, end of period	(390,015)	(743,282)
Put Exchange Feature [Member]
Note Payable
Note Payable, beginning of period	476,402	0
Issuance of note	32,496	466,387
Additional debt discount upon Note amendments	105,586
Amortization of debt discount	0	0
Change in value	(456,868)	10,015
Note payable, end of period	157,616	476,402
Note Payable Net [Member]
Note Payable
Note Payable, beginning of period	1,533,120	0
Issuance of note	107,565	1,269,792
Additional debt discount upon Note amendments	(44,095)
Amortization of debt discount	652,879	253,313
Change in value	(456,868)	10,015
Note payable, end of period	$ 1,792,601	$ 1,533,120